LOANS (Schedule of Loans by Internal Classification) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 597,055	$ 580,236	$ 549,452
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	87,559	81,757	74,014
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	46,724	46,959	40,498
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	425,380	413,235	397,638
Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	24,153	24,807	25,428
All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	13,239	13,478	11,874
Grades 1-4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	576,507	556,014	524,179
Grades 1-4 [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	86,658	80,639	72,099
Grades 1-4 [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	45,887	42,486	37,743
Grades 1-4 [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	406,702	394,749	377,192
Grades 1-4 [Member] | Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	24,021	24,662	25,271
Grades 1-4 [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	13,239	13,478	11,874
Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,796	2,523	4,530
Grade 5 [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	186	267	265
Grade 5 [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	608	611	1,354
Grade 5 [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,002	1,645	2,903
Grade 5 [Member] | Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable			8
Grade 5 [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Grades 6-8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	17,752	21,699	20,743
Grades 6-8 [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	715	851	1,650
Grades 6-8 [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	229	3,862	1,401
Grades 6-8 [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	16,676	16,841	17,543
Grades 6-8 [Member] | Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	132	145	149
Grades 6-8 [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable